Share-Based Compensation (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,946	$ 1,673	$ 1,322
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	184	153	115
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	406	333	179
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	42	0	3
General And Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,314	$ 1,187	$ 1,025